Share-based payments - Fair value of the restricted share units (Details) - Restricted Share Units Scheme	Dec. 31, 2023 CNY (¥) EquityInstruments	Dec. 31, 2022 EquityInstruments	Dec. 31, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement
Number of restricted share units	30,526,123	36,232,094	16,552,829	1,751,702
September 2019
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 35.22
Number of restricted share units	158,807	204,503
January 2020
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 16.18
Number of restricted share units	11,502	11,509
April 2020
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 16.98
Number of restricted share units	42,505	45,008
July 2020
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 38.67
Number of restricted share units	1,500	1,502
June 2021, One
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 13.69
Number of restricted share units	155,040	248,043
June 2021, Two
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 14.31
Number of restricted share units	7,500	7,502
June 2021, Three
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 14.93
Number of restricted share units	112,500	112,500
July 2021
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 15.16
Number of restricted share units	99,001	147,751
September 2021
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 5.53
Number of restricted share units	3,335,253	4,198,965
October 2021, One
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 5.25
Number of restricted share units	70,001	116,593
October 2021, Two
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 4.68
Number of restricted share units	3,444,091	3,973,655
January 2022, One
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 2.40
Number of restricted share units	103,397	126,862
January 2022, Two
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 2.41
Number of restricted share units	1,740,001	1,740,001
January 2022, Three
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 3.29
Number of restricted share units	462,265	567,700
January 2022, Four
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 2.64
Number of restricted share units	365,760	300,000
April 2022
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 1.78
Number of restricted share units	130,000	130,000
July 2022
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 2.72
Number of restricted share units	40,000	40,000
October 2022
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 0.98
Number of restricted share units	80,000	80,000
December 2022
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 0.81
Number of restricted share units	19,977,000	24,180,000
January 2023
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 0.71
Number of restricted share units	190,000